Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue by Source Generated from Services	The following sets forth the revenue by source generated from services provided by the Company:
	2022	2021
Epigenetic biomarker services	$400	$-
Epigenetic biomarker royalties	83	85
Life insurance commissions	28	35
Total revenue	$511	$120